Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2021
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Derivatives, asset current portion	$540,753	-	$540,753	-
Liabilities
Interest rate swap contracts, long-term portion	Derivatives, asset long-term portion	$952,666	-	$952,666	-
	Fair Value Measurement as of June 30, 2022
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	Derivatives, asset current portion	$984,547		$984,547	-
Interest rate swap contracts, long-term portion	Derivatives, asset long-term portion	$1,014,196	-	$1,014,196	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2021	Six Months Ended June 30, 2022
Interest rate swap contract– Unrealized gain	Gain on derivatives, net	473,647	2,410,656
Interest rate swap contract - Realized loss	Gain on derivatives, net	(85,502)	(100,752)
Total gain on derivative		388,145	2,309,904